UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Joseph Edelman              New York, NY             February 14, 2005
------------------             -------------             -----------------
   [Signature]                 [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                             FAIR MARKET     SHARES                     OTHER   INVESTMENT  VOTING
NAME OF ISSUER                TITLE OF CLASS    CUSIP       VALUE (X1000)  /PRN AMOUNT SH/PRN PUT/CALL MANAGERS DISCRETION AUTHORITY
--------------                --------------    -----       -------------  ----------- ------ -------- -------- ---------- ---------

ALCON INC                     COM SHS           H013019M6          1687         22500            P        N/A       SOLE      SOLE
ADOLOR CORP                   COM               00724x9A2           338         27000            C        N/A       SOLE      SOLE
ADVANCIS PHARMACEUTICALS CORP COM               00764L109           570        149315    SH               N/A       SOLE      SOLE
AEROGEN INC                   COM NEW           7779309              30         15148    SH               N/A       SOLE      SOLE
ALLOS THERAPEUTICS INC        COM               19777101            497        207000    SH               N/A       SOLE      SOLE
AMERICAN PHARMACEUTICALS PTN  COM               02886P109          1178         31500    SH               N/A       SOLE      SOLE
AMERICAN PHARMACEUTICALS PTN  COM               02886P9A9          3150         90000            C        N/A       SOLE      SOLE
AMERICAN PHARMACEUTICALS PTN  COM               02886P9A9           720         18000            C        N/A       SOLE      SOLE
AMERICAN PHARMACEUTICALS PTN  COM               02886P9P6          1012         45000            P        N/A       SOLE      SOLE
AMGEN INC                     COM               31162100          24805        386678    SH               N/A       SOLE      SOLE
AMGEN INC                     COM               31162100            433          6750    SH               N/A       SOLE      SOLE
ANDRX CORP DEL                ANDRX GROUP       34553107           2949        135100    SH               N/A       SOLE      SOLE
ANTIGENICS INC DEL            COM               37032109            483         47700    SH               N/A       SOLE      SOLE
ANTIGENICS INC DEL            COM               37032909            945        126000            P        N/A       SOLE      SOLE
ARIAD PHARMACEUTICALS INC     COM               04033A100          2006        270000    SH               N/A       SOLE      SOLE
ARRAY BIOPHARMA INC           COM               04269x105         15296       1606700    SH               N/A       SOLE      SOLE
ASTRAZENECA PLC               SPONSORED ADR     46353108            655         18000    SH               N/A       SOLE      SOLE
ATHEROGENICS INC              COM               0474399M8          1012         45000            P        N/A       SOLE      SOLE
AUXILIUM PHARMACEUTICALS INC  COM               05334D107          1393        157418    SH               N/A       SOLE      SOLE
AVANIR PHARMACEUTICALS        CL A              05348P104           522        153000    SH               N/A       SOLE      SOLE
BIOGEN IDEC INC               COM               09062X103         10751        161400    SH               N/A       SOLE      SOLE
BOSTON SCIENTIFIC CORP        COM               101137107          4799        135000    SH               N/A       SOLE      SOLE
BOSTON SCIENTIFIC CORP        COM               1011379N9          1462         45000            P        N/A       SOLE      SOLE
BRISTOL MYERS SQUIBB CO       COM               110122108           231          9000    SH               N/A       SOLE      SOLE
CV THERAPEUTICS INC           COM               1266679M8          3442        153000            P        N/A       SOLE      SOLE
CAMBRIDGE ANTIBODY TECH GP    SPONSORED ADR     132148107          3033        214101    SH               N/A       SOLE      SOLE
CARDIOME PHARMA CORP          COM NEW           14159U202           536         70800    SH               N/A       SOLE      SOLE
CELL THERAPEUTICS INC         COM               150934107          1196        146922    SH               N/A       SOLE      SOLE
CELL THERAPEUTICS INC         COM               1509349A7         10574       1057400            C        N/A       SOLE      SOLE
CELGENE CORP                  COM               1510209M8           900         36000            P        N/A       SOLE      SOLE
CELGENE CORP                  COM               1510209M8           900         36000            P        N/A       SOLE      SOLE
CELGENE CORP                  COM               1510209M8           900         36000            P        N/A       SOLE      SOLE
CERUS CORP                    COM               157085101           292         99000    SH               N/A       SOLE      SOLE
CHIRON CORP                   COM               170040109           300          9000    SH               N/A       SOLE      SOLE
COMMUNITY HEALTH SYS INC NEW  COM               203668108          1756         63000    SH               N/A       SOLE      SOLE
CYBERONICS INC                COM               23251P9M6           360         18000            P        N/A       SOLE      SOLE
ENDO PHARMACEUTICALS HLDGS I  COM               29264F205           284         13500    SH               N/A       SOLE      SOLE
ENDOLOGIX INC                 COM               29266S106          1787        260823    SH               N/A       SOLE      SOLE
ENDOLOGIX INC                 COM               29266S106            53          7792    SH               N/A       SOLE      SOLE
ENTREMED INC                  COM               29382F103          1461        450900    SH               N/A       SOLE      SOLE
ENZON PHARMACEUTICALS INC     NOTE  4.500% 7/0  293904AB4         27119      28850000   PRN               N/A       SOLE      SOLE
ENZON PHARMACEUTICALS INC     COM               2939049N2           326         26100            P        N/A       SOLE      SOLE
ENZON PHARMACEUTICALS INC     COM               2939049Q3           562         45000            P        N/A       SOLE      SOLE
ESCALON MED CORP              COM NEW           296074305            50          5850    SH               N/A       SOLE      SOLE
ESCALON MED CORP              COM NEW           296074305           232         27000    SH               N/A       SOLE      SOLE
FIRST HORIZON PHARMACEUTICAL  COM               32051K106          1236         54000    SH               N/A       SOLE      SOLE
GENAERA CORP                  COM               36867G100           373        109050    SH               N/A       SOLE      SOLE
GENENTECH INC                 COM NEW           368710406          4410         81000    SH               N/A       SOLE      SOLE
GENENTECH INC                 COM NEW           3687109N1          2250         45000            P        N/A       SOLE      SOLE
GENENTECH INC                 COM NEW           368710909           810         18000            P        N/A       SOLE      SOLE
GENENTECH INC                 COM NEW           368710909          2250         45000            P        N/A       SOLE      SOLE
GENTA INC                     COM NEW           37245M207           124         70200    SH               N/A       SOLE      SOLE
GENZYNE CORP                  COM GENL DIV      372917104         13462        231827    SH               N/A       SOLE      SOLE
GILEAD SCIENCES INC           COM               375558103         26465        756372    SH               N/A       SOLE      SOLE
BIOGEN IDEC INC               COM               4o399w9MO          2700         45000            P        N/A       SOLE      SOLE
BIOGEN IDEC INC               COM               4D399W9N8          1170         18000            P        N/A       SOLE      SOLE
GUIDANT CORP                  COM               401698105          9734        135000    SH               N/A       SOLE      SOLE
IMMTECH INTL INC              COM               4525199M5           113          9000            P        N/A       SOLE      SOLE
IMMTECH INTL INC              COM               4525199N5           563         45000            P        N/A       SOLE      SOLE
IMMTECH INTL INC              COM               452519901           270         27000            P        N/A       SOLE      SOLE
INMTECH INTL INC              COM               452519901           225         18000            P        N/A       SOLE      SOLE
IMMTECH INTL INC              COM               452S199o1           225         18000            P        N/A       SOLE      SOLE
IMMUNOMEDICS INC              COM               452907108          2004        659200    SH               N/A       SOLE      SOLE
INDEVUS PHARMACEUTICALS INC   COM               454072109          1108        185940    SH               N/A       SOLE      SOLE
INTERMUNE INC                 COM               45884x103          2148        162000    SH               N/A       SOLE      SOLE
LILLY ELI & CO                COM               5324579A8          1485         27000            C        N/A       SOLE      SOLE
MARTEK BIOSCIENCES CORP       COM               5729019M0          2025         45000            P        N/A       SOLE      SOLE
MARTEK BIOSCIENCES CORP       COM               S72901906          1080         27000            P        N/A       SOLE      SOLE
MAXIM PHARMACEUTICALS INC     COM               57772N107           384        127130    SH               N/A       SOLE      SOLE
NEKTAR THERAPEUTICS           COM               640268108         13322        658200    SH               N/A       SOLE      SOLE
NEKTAR THERAPEUTICS           COM               6402689N0           630         36000            P        N/A       SOLE      SOLE
NEOPHARN INC                  COM               6409199N0           180         18000            P        N/A       SOLE      SOLE
NEOPHARM INC                  COM               6409199P3           225         18000            P        N/A       SOLE      SOLE
NITROMED INC                  COM               654798S03         10317        387139    SH               N/A       SOLE      SOLE
NITROMED INC                  COM               654798907           900         45000            P        N/A       SOLE      SOLE
OSI PHARMACEUTICALS INC       COM               671040103          4379         58500    SH               N/A       SOLE      SOLE
OSI PHARMACEUTICALS INC       COM               671040103         17986        240300    SH               N/A       SOLE      SOLE
OSI PHARMACEUTICALS INC       COM               6710409N7          3150         45000            P        N/A       SOLE      SOLE
PSS WORLD MED INC             COM               69366A9N2           563         45000            P        N/A       SOLE      SOLE
PFIZER INC                    COM               717081103          2904        108000    SH               N/A       SOLE      SOLE
PROGENICS PHARMACEUTICALS IN  COM               743187106          8452        492512    SH               N/A       SOLE      SOLE
PROGENICS PHARMACEUTICALS IN  COM               7431879M0           608         40500            P        N/A       SOLE      SOLE
PROGENICS PHARMACEUTICALS IN  COM               7431879N8           540         36000            P        N/A       SOLE      SOLE
PROTEIN DESIGN LABS INC       COM               74369L103          2456        118867    SH               N/A       SOLE      SOLE
QLT INC                       COM               746927102          1584         99000    SH               N/A       SOLE      SOLE
SAVIENT PHARMACEUTICALS INC   COM               805170100           246         90900    SH               N/A       SOLE      SOLE
SCHERING PLOUGH CORP          PFD COMV MAND     806605606          1010         18000    SH               N/A       SOLE      SOLE
SELECT MEDICAL CORP           COM               816196109           604         34300    SH               N/A       SOLE      SOLE
SEPRACOR INC                  SDCV 5.000% 2/1   817315AL8           939        900000   PRN               N/A       SOLE      SOLE
SEPRACOR INC                  COM               817315104          2225         37470    SH               N/A       SOLE      SOLE
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209          9790        327880    SH               N/A       SOLE      SOLE
UNITED THERAPEUTICS CORP DEL  COM               91307C9M6           510         20400            P        N/A       SOLE      SOLE
UNITED THERAPEUTICS CORP DEL  COM               91307C9M6           378         12600            P        N/A       SOLE      SOLE
VION PHARMACEUTICALS INC      COM               927624106           253         54000    SH               N/A       SOLE      SOLE
VIROPHARMA INC                NOTE  6.000% 3/0  928241AC2         30118      34818000   PRN               N/A       SOLE      SOLE
VIROPHARMA INC                COM               928241108           839        258300    SH               N/A       SOLE      SOLE
                       96 Records                                324709


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         96
Form 13F Information Table Value Total:         $324,709
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE